Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Disclosure of cash flow statement [text block]
Note 8 Cash and cash equivalents

Cash and cash equivalent balances are detailed as follows,

	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
	ThCh$	ThCh$	ThCh$
Cash	97,228	106,203	12,712
Overnight deposits	471,054	1,978,738	462,873
Bank balances	45,389,589	41,519,788	42,370,367
Time deposits	4,804,224	14,955,778	32,639,373
Investments in mutual funds	16,586,749	24,772	-
Securities purchased under resale agreements	102,695,758	75,447,904	117,068,914
Total	170,044,602	134,033,183	192,554,239

The composition of cash and cash equivalents by currency as of December 31, 2017, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash	75,623	16,154	-	5,451	-	-	-	97,228
Overnight deposits	-	471,054	-	-	-	-	-	471,054
Bank balances	30,110,816	4,691,411	182,966	1,391,103	718,348	7,758,211	536,734	45,389,589
Time deposits	4,804,224	-	-	-	-	-	-	4,804,224
Investments in mutual funds	-	-	-	16,586,749	-	-	-	16,586,749
Securities purchased under resale agreements	102,695,758	-	-	-	-	-	-	102,695,758
Total	137,686,421	5,178,619	182,966	17,983,303	718,348	7,758,211	536,734	170,044,602

The composition of cash and cash equivalents by currency as of December 31, 2016, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash	100,921	788	-	4,494	-	-	-	106,203
Overnight deposits	-	1,978,738	-	-	-	-	-	1,978,738
Bank balances	27,164,330	6,479,095	786,887	2,158,115	1,136,783	3,291,550	503,028	41,519,788
Time deposits	14,754,416	-	-	201,362	-	-	-	14,955,778
Investments in mutual funds	-	-	-	24,772	-	-	-	24,772
Securities purchased under resale agreements	75,447,904	-	-	-	-	-	-	75,447,904
Total	117,467,571	8,458,621	786,887	2,388,743	1,136,783	3,291,550	503,028	134,033,183

The composition of cash and cash equivalents by currency as of December 31, 2015, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash	10,675	39	-	1,998	-	-	-	12,712
Overnight deposits	-	462,873	-	-	-	-	-	462,873
Bank balances	21,964,295	4,922,732	955,840	5,699,756	948,816	7,519,619	359,309	42,370,367
Time deposits	32,639,373	-	-	-	-	-	-	32,639,373
Securities purchased under resale agreements	117,068,914	-	-	-	-	-	-	117,068,914
Total	171,683,257	5,385,644	955,840	5,701,754	948,816	7,519,619	359,309	192,554,239

The composition of time deposits is detailed as follows:

As of December 31, 2017:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Consorcio - Chile	12-20-2017	01-03-2018	CLP	4,804,224	0.24
Total				4,804,224

As of December 31, 2016:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Santander - Chile	12-27-2016	01-05-2017	CLP	1,250,550	0.33
Banco Santander - Chile	12-28-2016	01-10-2017	CLP	2,400,792	0.33
Banco Santander - Chile	12-29-2016	01-25-2017	CLP	5,701,292	0.34
Banco Santander - Chile	12-28-2016	01-26-2017	CLP	5,401,782	0.33
Banco Francés - Argentina	12-12-2016	01-11-2017	ARS	201,362	1.60
Total				14,955,778

As of December 31, 2015:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Consorcio - Chile	11-30-2015	01-06-2016	CLP	3,512,658	0.35
Banco Consorcio - Chile	12-29-2015	01-20-2016	CLP	800,181	0.34
Banco Consorcio - Chile	12-29-2015	01-25-2016	CLP	2,850,665	0.35
Banco Consorcio - Chile	12-14-2015	01-12-2016	CLP	37,568	0.32
Banco Consorcio - Chile	12-29-2015	01-29-2016	CLP	2,500,600	0.36
Banco Consorcio - Chile	12-21-2015	01-20-2016	CLP	460,521	0.34
Banco de Crédito e Inversiones - Chile	12-15-2015	01-08-2016	CLP	7,762,889	0.33
Banco Santander - Chile	12-21-2015	01-20-2016	CLP	6,407,467	0.35
Banco Santander - Chile	12-23-2015	01-20-2016	CLP	1,251,133	0.34
Banco Santander - Chile	12-24-2015	01-11-2016	CLP	1,651,271	0.33
Banco Santander - Chile	12-28-2015	01-25-2016	CLP	3,301,122	0.34
HSBC Bank Chile	12-17-2015	01-14-2016	CLP	2,103,298	0.33
Total				32,639,373

The composition of Securities purchased under resale agreements is detailed as follows:

As of December 31, 2017:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-12-2017	01-05-2018	CLP	369,413	0.24
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-14-2017	01-05-2018	CLP	144,116	0.24
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-14-2017	01-05-2018	CLP	6,006,912	0.24
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-14-2017	01-05-2018	CLP	196,591	0.24
BanChile Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-14-2017	01-05-2018	CLP	970,704	0.24
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-14-2017	01-05-2018	CLP	3,796,772	0.24
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-22-2017	01-05-2018	CLP	3,672,751	0.25
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-26-2017	01-05-2018	CLP	2,910,394	0.24
BanChile Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-26-2017	01-05-2018	CLP	1,591,406	0.24
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-12-2017	01-05-2018	CLP	2,935,603	0.24
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-22-2017	01-05-2018	CLP	2,631,974	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-04-2018	CLP	80,020	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-22-2017	01-03-2018	CLP	5,003,750	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2017	01-05-2018	CLP	2,750,688	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-05-2018	CLP	3,000,750	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-28-2017	01-05-2018	CLP	5,001,250	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-28-2017	01-05-2018	CLP	4,001,000	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-28-2017	01-05-2018	CLP	1,000,250	0.25
BancoEstado S.A. Corredores de Bolsa	BBVA Chile	12-28-2017	01-05-2018	CLP	1,000,250	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2017	01-10-2018	CLP	4,251,063	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-29-2017	01-10-2018	CLP	3,238,217	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-29-2017	01-10-2018	CLP	2,000,333	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-29-2017	01-10-2018	CLP	1,938,656	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2017	01-30-2018	CLP	1,250,313	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-29-2017	01-10-2018	CLP	340,057	0.25
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-22-2017	01-10-2018	CLP	2,628,752	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-22-2017	01-10-2018	CLP	1,974,698	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2017	01-15-2018	CLP	3,800,950	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-04-2018	CLP	950,238	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-22-2017	01-10-2018	CLP	1,000,750	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Internacional - Chile	12-28-2017	01-10-2018	CLP	944,884	0.25
BancoEstado S.A. Corredores de Bolsa	Banco BICE - Chile	12-28-2017	01-10-2018	CLP	2,000,500	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-28-2017	01-10-2018	CLP	8,475,346	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-04-2018	CLP	225,056	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2017	01-30-2018	CLP	8,102,025	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-29-2017	01-10-2018	CLP	2,524,410	0.25
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-28-2017	01-10-2018	CLP	3,833,082	0.25
BBVA Corredores de Bolsa Ltda.	BBVA Chile	12-27-2017	01-08-2018	CLP	1,700,567	0.25
BBVA Corredores de Bolsa Ltda.	BBVA Chile	12-18-2017	01-18-2018	CLP	290,289	0.23
BBVA Corredores de Bolsa Ltda.	Scotiabank Chile	12-28-2017	01-30-2018	CLP	1,455,543	0.23
BBVA Corredores de Bolsa Ltda.	BBVA Chile	12-28-2017	01-30-2018	CLP	2,425,349	0.23
Valores Security S.A. Corredores de Bolsa	Banco Security - Chile	12-27-2017	01-10-2018	CLP	280,086	0.23
Total					102,695,758

(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2016:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-28-2016	01-04-2017	CLP	3,531,124	0.32
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-28-2016	01-04-2017	CLP	3,602,675	0.32
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-28-2016	01-04-2017	CLP	2,044,419	0.32
BanChile Corredores de Bolsa S.A.	Banco Santander - Chile	12-28-2016	01-04-2017	CLP	674,935	0.32
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-28-2016	01-06-2017	CLP	1,679,525	0.32
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-28-2016	01-06-2017	CLP	1,205,429	0.32
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-28-2016	01-06-2017	CLP	1,116,326	0.32
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-28-2016	01-16-2017	CLP	872,178	0.32
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-28-2016	01-16-2017	CLP	435,612	0.32
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-28-2016	01-16-2017	CLP	1,865,909	0.32
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-28-2016	01-16-2017	CLP	1,241,355	0.32
BanChile Corredores de Bolsa S.A.	Banco Santander - Chile	12-28-2016	01-16-2017	CLP	261,444	0.32
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-29-2016	01-06-2017	CLP	1,427,025	0.31
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-29-2016	01-06-2017	CLP	1,725,807	0.31
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-29-2016	01-06-2017	CLP	5,799,890	0.31
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-29-2016	01-06-2017	CLP	1,549,449	0.31
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-27-2016	01-03-2017	CLP	925,383	0.31
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-29-2016	01-06-2017	CLP	3,916,539	0.33
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-29-2016	01-06-2017	CLP	6,085,662	0.33
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-29-2016	01-10-2017	CLP	2,400,528	0.33
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-29-2016	01-10-2017	CLP	6,019,097	0.33
BancoEstado S.A. Corredores de Bolsa	BBVA Chile	12-29-2016	01-10-2017	CLP	3,933,092	0.33
BancoEstado S.A. Corredores de Bolsa	BBVA Chile	12-29-2016	01-10-2017	CLP	1,350,297	0.33
BancoEstado S.A. Corredores de Bolsa	Banco BICE - Chile	12-29-2016	01-05-2017	CLP	105,017	0.33
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-29-2016	01-10-2017	CLP	500,110	0.33
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-29-2016	01-10-2017	CLP	3,500,770	0.33
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-29-2016	01-16-2017	CLP	4,000,880	0.33
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-29-2016	01-20-2017	CLP	1,917,467	0.33
BancoEstado S.A. Corredores de Bolsa	BBVA Chile	12-29-2016	01-20-2017	CLP	82,974	0.33
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-29-2016	01-03-2017	CLP	250,055	0.33
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-29-2016	01-05-2017	CLP	6,101,342	0.33
BancoEstado S.A. Corredores de Bolsa	BBVA Chile	12-29-2016	01-05-2017	CLP	725,160	0.33
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-30-2016	01-10-2017	CLP	1,600,149	0.28
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-30-2016	01-10-2017	CLP	3,000,280	0.28
Total					75,447,904

(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2015:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-24-2015	01-08-2016	CLP	3,731,991	0.32
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-28-2015	01-08-2016	CLP	4,253,623	0.31
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-28-2015	01-20-2016	CLP	19,557	0.30
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile Chile	12-28-2015	01-08-2016	CLP	8,828,519	0.31
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-24-2015	01-08-2016	CLP	4,674,281	0.32
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-28-2015	01-08-2016	CLP	3,923,128	0.31
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-28-2015	01-20-2016	CLP	449	0.30
BancoEstado S.A. Corredores de Bolsa	Banco BICE - Chile	12-29-2015	01-14-2016	CLP	980,345	0.32
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-28-2015	01-04-2016	CLP	4,693,648	0.31
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-29-2015	01-08-2016	CLP	7,565,908	0.32
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-29-2015	01-14-2016	CLP	4,219,808	0.32
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile Chile	12-28-2015	01-04-2016	CLP	3,999,302	0.31
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-30-2015	01-07-2016	CLP	200,021	0.31
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-30-2015	01-14-2016	CLP	2,749,535	0.31
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-30-2015	01-14-2016	CLP	750,078	0.31
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-28-2015	01-07-2016	CLP	2,600,806	0.31
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-29-2015	01-07-2016	CLP	1,300,277	0.32
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-29-2015	01-14-2016	CLP	3,079,945	0.32
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-28-2015	01-04-2016	CLP	5,779,339	0.31
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-29-2015	01-08-2016	CLP	241,899	0.32
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-29-2015	01-14-2016	CLP	1,919,498	0.32
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2015	01-04-2016	CLP	4,837,882	0.31
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-29-2015	01-08-2016	CLP	140,839	0.32
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-29-2015	01-14-2016	CLP	10,702,283	0.32
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-23-2015	01-12-2016	CLP	195,156	0.30
BancoEstado S.A. Corredores de Bolsa	BBVA Chile	12-28-2015	01-04-2016	CLP	1,003,626	0.31
BancoEstado S.A. Corredores de Bolsa	BBVA Chile	12-29-2015	01-08-2016	CLP	353,294	0.32
BancoEstado S.A. Corredores de Bolsa	BBVA Chile	12-30-2015	01-14-2016	CLP	9,801,762	0.31
BancoEstado S.A. Corredores de Bolsa	Scotiabank - Chile	12-29-2015	01-14-2016	CLP	652,718	0.32
BancoEstado S.A. Corredores de Bolsa	Scotiabank - Chile	12-28-2015	01-04-2016	CLP	2,443,254	0.31
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-29-2015	01-08-2016	CLP	800,000	0.32
BBVA Corredores de Bolsa Ltda.	BBVA Chile	12-22-2015	01-11-2016	CLP	350,326	0.31
Valores Security S.A. Corredores de Bolsa	Banco BICE - Chile	12-22-2015	01-07-2016	CLP	110,651	0.34
Valores Security S.A. Corredores de Bolsa	Banco Central de Chile	12-28-2015	01-04-2016	CLP	4,856,917	0.32
Valores Security S.A. Corredores de Bolsa	Banco Central de Chile	11-30-2015	01-06-2016	CLP	4,053,610	0.34
Valores Security S.A. Corredores de Bolsa	Banco Consorcio - Chile	12-28-2015	01-04-2016	CLP	24,999	0.32
Valores Security S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-28-2015	01-04-2016	CLP	119,401	0.32
Valores Security S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-28-2015	01-04-2016	CLP	4,234,301	0.32
Valores Security S.A. Corredores de Bolsa	Banco Security - Chile	11-30-2015	01-06-2016	CLP	1,725,673	0.34
Valores Security S.A. Corredores de Bolsa	Banco Security - Chile	12-28-2015	01-04-2016	CLP	2,707,819	0.32
Valores Security S.A. Corredores de Bolsa	Banco Security - Chile	12-22-2015	01-07-2016	CLP	14,478	0.34
Valores Security S.A. Corredores de Bolsa	Banco del Estado de Chile	11-30-2015	01-06-2016	CLP	241,798	0.34
Valores Security S.A. Corredores de Bolsa	Banco del Estado de Chile	12-28-2015	01-04-2016	CLP	401,100	0.32
Valores Security S.A. Corredores de Bolsa	Banco del Estado de Chile	12-22-2015	01-07-2016	CLP	125,126	0.34
Valores Security S.A. Corredores de Bolsa	BBVA Chile	12-28-2015	01-04-2016	CLP	1,659,944	0.32
Total					117,068,914

(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

Payments for business acquisitions are detailed as follows:

	For the years ended as of December 31,
	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Total disbursement per business acquisition
Other cahs payment to acquire interests in joint ventures (1)	49,312,890	27,043,481	42,163,032
Cahs flow used for control of subsidiaries or other business (2)	7,800,000	19,111,686	-
Cash flow used in the purchase of non-controling interests (3)	1,149,689	2,174,370	1,921,245
Payment for changes in ownership interests in subidiaries (4)	-	641,489	-
Total	58,262,579	48,971,026	44,084,277

(1)
Corresponds to payments of commited capital made between 2015 to 2017 in Central Cervecera de Colombia S.A.S. and the acquisition in 2017 of 50% of Zona Franca Central Cervecera S.A.S. (see Note 16). Additionally, in 2016, includes the amount paid in proportion to the creation of the company Promarca Internacional SpA. (See Note 1, letter a)). Finally, In 2015, corresponds to the payment of 50% of the acquisitions of Bebidas Carozzi CCU SpA. (see Note 1, letter d)).

(2)
In 2017, corresponds to the acquisition of 2.5% of interet in VSPT, through its subsidiary CCU Inversiones S.A. (see Note 1 (6)). In 2016, corresponds to the acquisition of an additional interest in Manantial S.A., through its subsidiaries Aguas CCU-Nestlé Chile S.A. and Embotelladoras Chilenas Unidas S.A. (see Note 1, point (1)).

(3)
In 2017, mainly corresponds to the payment of 40% of the acquisitions of Americas Distilling Investment. In 2016 and 2015, corresponds to a capital increase in Bebidas Bolivianas BBO S.A. (see Note 16).

(4)	Corresponds to the payment for ownership on Sajonia Brewing Company S.R.L. of Paraguay (see Note 15 letter a)).